Summary of Significant Accounting Policies (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
These unaudited condensed consolidated financial statements include the results of the Company and its wholly owned subsidiaries and have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation.

Basis of Presentation and Principles of Consolidation
These Consolidated Financial Statements include the results of the Company and its wholly owned subsidiaries and have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation.

Forward Stock Split
Forward Stock Split
On April 28, 2021, we effected an approximately 8.25-for-1 forward split of our issued and outstanding shares of common stock, par value $0.0001 per share. As a result of the Forward Stock Split, one (1) share of common stock issued and outstanding was automatically increased to approximately 8.25 shares of issued and outstanding common stock, without any change in the par value per share. All information related to common stock, stock options, restricted stock awards and earnings per share have been retroactively adjusted to give effect to the Forward Stock Split for all periods presented.

Forward Stock Split
On April 28, 2021, we effected an approximately 8.25-for-1 forward split of our issued and outstanding shares of common stock, par value $0.0001 per share. As a result of the Forward Stock Split, one (1) share of common stock issued and outstanding was automatically increased to approximately 8.25 shares of issued and outstanding common stock, without any change in the par value per share. All information related to common stock, stock options, restricted stock awards and earnings per share have been retroactively adjusted to give effect to the Forward Stock Split for all periods presented. This adjustment impacts footnotes 11, 12, 13, and 17. Also on April 28, 2021, the Company amended and restated its certificate of incorporation which increased the number of authorized shares of all classes of stock to 860,000,000, consisting of (i) 850,000,000 shares of Common Stock, par value $0.0001 per share and (ii) 10,000,000 shares of Preferred Stock, par value $0.0001 per share.

Use of Estimates
Use of Estimates
The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities, expenses, and the disclosure of contingent assets and liabilities in the Company’s financial statements and accompanying notes. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis.

Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the Company’s consolidated financial statements and accompanying notes. Estimates are used for calculating the measure of progress of Voyager tracker projects and deriving the standalone selling prices of the individual performance obligations when determining the revenue recognition, allowances for doubtful accounts, useful lives of intangible assets, fair value of investments, warranty liabilities, income taxes and stock-based compensation. The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Covid-19 Pandemic
COVID-19 Pandemic
In March 2020, the World Health Organization declared the novel coronavirus 2019 (“COVID-19”) a global pandemic. The COVID-19 pandemic has had and may continue to have an unfavorable impact on certain parts of our business. The broader implications of the COVID-19 pandemic on our business, financial condition and results of operations remain uncertain and will depend on certain developments, including the duration and severity of the COVID-19 pandemic, the impact of virus variants, the rate of vaccinations, the COVID-19 pandemic’s impact on our customers and suppliers and the range of governmental and community reactions to the pandemic. We have experienced delays in production and shipments in the current quarter due to an outbreak of COVID at a supplier site and a quarantine imposed on one of our shipping vessels. Due to the nature of the pandemic, we may continue to experience reduced customer demand in certain parts of our business or constrained supply that could materially and adversely impact our business, financial condition, results of operations, liquidity and cash flows in future periods.

COVID-19 Impact
The COVID-19 pandemic has caused, and continues to cause, widespread economic disruption and has impacted the Company in a number of ways, most notably governmental authorities in the United States and around the world have imposed various restrictions designed to slow the pace of the pandemic, including restrictions on travel and other restrictions that prohibit employees from going to work. The Company expects the extent of the impact on its financial and operational results will depend on the duration and severity of the economic disruption caused by the COVID-19 pandemic.
The Company considered the impacts of the COVID-19 pandemic on its significant estimates and judgments used in applying its accounting policies. In light of the pandemic, there is a greater degree of uncertainty in applying these judgments and depending on the duration and severity of the pandemic, changes to its estimates and judgments could result in a meaningful impact to its consolidated financial statements in future periods.

Unaudited Interim Financial Information
Unaudited Interim Financial Information
The accompanying unaudited condensed consolidated financial statements as of September 30, 2021 and for the three and nine months ended September 30, 2020 and 2021, have been prepared in accordance with GAAP for interim financial statements and pursuant to Form 10-Q and Article 10 of Regulation S-X. In the opinion of management, all adjustments have been made that are considered necessary for a fair statement of our financial position as of December 31, 2020 and September 30, 2021, our results of operations for the three and nine months ended September 30, 2020 and 2021 and our cash flows for the nine months ended September 30, 2020 and 2021. The condensed consolidated balance sheets as of December 31, 2020 have been derived from the Company’s audited consolidated financial statements. Operating results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021.
Certain information and disclosures normally included in the notes to annual financial statements prepared in accordance with GAAP have been omitted from these interim financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s final prospectus (the “IPO Prospectus”) dated as of April 29, 2021, and filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Securities Act”).

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company is exposed to credit risk in the event of default by the financial institutions holding our cash and cash equivalents that are recorded on our balance sheets. The Company mitigates its risk by investing in high-grade instruments and limiting the concentration in any one issuer, which limits its exposure. The Company has not experienced any losses since inception.
The carrying amounts of cash and cash equivalents, prepaid expenses, accounts payable and accrued other liabilities are reasonable estimates of their fair value because of the short maturity of these items.

Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and accounts receivable. The Company maintains its cash accounts with financial institutions where, at times, deposits exceed federal insurance limits. The Company extends credit to customers in the normal course of business. The Company performs credit analyses and monitors the financial health of its customers to reduce credit risk.
The Company’s accounts receivables are derived from revenue earned from customers primarily located in the United States of America and Asia Pacific.
During the year ended December 31, 2019, three customers accounted for 59%, 21% and 13% of total revenue, respectively. During the year ended December 31, 2020, four customers accounted for 21%, 19%, 10% and 10% of total revenue, respectively. No other customers accounted for more than 10% of total revenues for these periods.
As of December 31, 2019, three customers accounted for 49%, 23% and 18% of accounts receivable, respectively. As of December 31, 2020, three customers accounted for 32%, 25% and 14% of accounts receivable, respectively. No other customers accounted for more than 10% of accounts receivable for these periods.

Equity Method Investments
Equity Method Investments
The Company uses the equity method of accounting for equity investments if the investment provides the ability to exercise significant influence, but not control, over operating and financial policies of the investee. The Company’s proportionate share of the net income or loss of these investees is included in our Condensed Consolidated Statements of Comprehensive Loss. Judgment regarding the level of influence over each equity method investment includes considering key factors such as the Company’s ownership interest, legal form of the investee, representation on the board of directors, participation in policy-making decisions and material intra-entity transactions.
The Company evaluates equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when reviewing an equity method investment for impairment include the length of time and the extent to which the fair value of the equity method investment has been less than cost, the investee’s financial condition and near-term prospects and the intent and ability to hold the investment for a period of time sufficient to allow for anticipated recovery. An impairment that is other-than temporary is recognized in the period identified.
The Company accounts for distributions received from equity method investees under the “nature of the distribution” approach. Under this approach, distributions received from equity method investees are classified on the basis of the nature of the activity or activities of the investee that generated the distribution as either a return on investment (classified as cash inflows from operating activities) or a return of investment (classified as cash inflows from investing activities).
The Company has made an accounting policy election, as a result of disposing of its equity method investment on June 24, 2021, to account for the contingent gains from the earnout provision and projects escrow release only when those amounts become realizable in the periods subsequent to the disposal date. (See Note 7).

Equity Method Investments
The Company uses the equity method of accounting for equity investments if the investment provides the ability to exercise significant influence, but not control, over operating and financial policies of the investee. The Company’s proportionate share of the net income or loss of these investees is included in our Consolidated Statement of Operations. Judgment regarding the level of influence over each equity method investment includes considering key factors such as the Company’s ownership interest, legal form of the investee, representation on the board of directors, participation in policy-making decisions and material intra-entity transactions.
The Company evaluates equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when reviewing an equity method investment for impairment include the length of time and the extent to which the fair value of the equity method investment has been less than cost, the investee’s financial condition and near-term prospects and the intent and ability to hold the investment for a period of time sufficient to allow for anticipated recovery. An impairment that is other-than temporary is recognized in the period identified.
The Company accounts for distributions received from equity method investees under the “nature of the distribution” approach. Under this approach, distributions received from equity method investees are classified on the basis of the nature of the activity or activities of the investee that generated the distribution as either a return on investment (classified as cash inflows from operating activities) or a return of investment (classified as cash inflows from investing activities).

Stock-Based Compensation
Stock -Based Compensation
The Company recognizes compensation expense for all share-based payment awards made, including stock options and restricted stock, based on the estimated fair value of the award on the grant date, in the accompanying consolidated statements of operations over the requisite service period of the awards. The Company calculates the fair value of stock options using the Black-Scholes Option-Pricing model. The fair value of restricted stock grants represents the estimated fair value of the Company’s common stock on the date of grant. The Company accounts for forfeitures as they occur. For service-based awards, stock-based compensation is recognized using the straight-line attribution approach over the requisite service period. For performance-based awards, stock-based compensation is recognized based on graded vesting over the requisite service period when the performance condition is probable of being achieved.

Stock-Based Compensation
The Company recognizes compensation expense for all share-based payment awards made, including stock options and restricted stock, based on the estimated fair value of the award on the grant date, in the accompanying consolidated statements of operations over the requisite service period of the awards. The Company calculates the fair value of stock options using the Black-Scholes Option-Pricing model. The fair value of restricted stock grants represents the estimated fair value of the Company’s common stock on the date of grant. The Company accounts for forfeitures as they occur. For service-based awards, stock-based compensation is recognized using the straight-line attribution approach over the requisite service period. For performance-based awards stock-based compensation is recognized based on graded vesting over the requisite service period when the performance condition is probable of being achieved.

Revenue Recognition
Revenue Recognition
The Company derives its revenue primarily from sale of: (1) Voyager Tracker and customized components of Voyager Tracker, (2) individual parts of Voyager Tracker for certain specific transactions, (3) shipping and handling services, (4) term-based software licenses, (5) maintenance and support services for the term-based software licenses, and (6) subscription services. Product revenue includes revenue from Voyager Tracker and customized components of Voyager Tracker, individual part sales for certain specific transactions, and sale of term-based software licenses. Service revenue includes revenue from shipping and handling services, subscription-based enterprise licensing model, and maintenance and support services in connection with the term-based software licenses.
Voyager Tracker and individual parts of Voyager Tracker (including shipping and handling)
The Company contracts with customers for sale of Voyager Trackers under two different types of arrangements: (1) Purchase Agreements and Equipment Supply Contracts (“Purchase Agreements”) and (2) sale of individual parts of the Voyager Tracker.
The Company’s Purchase Agreements typically include two performance obligations- (1) Voyager Tracker or customized components of Voyager Tracker and (2) shipping and handling services. The deliverables included as part of the Voyager Tracker are predominantly accounted for as one performance obligation, as these deliverables are part of a combined promise to deliver a project. Voyager Tracker and customized components of Voyager Tracker performance obligations in the contract are satisfied over-time as work progresses for its custom assembled Voyager Tracker, utilizing an input measure of progress determined by cost-to-cost measures on these projects as this faithfully depicts the Company’s performance in transferring control.
The revenue for shipping and handling services is recognized over-time based on shipping terms of the arrangements, as this faithfully depicts the Company’s performance in transferring control.
The Company’s sale of individual parts of Voyager Tracker for certain specific transactions include multiple performance obligations consisting of individual parts of the Voyager Tracker. Revenue recognized for the Company’s part sales are recorded at a point in time and recognized when obligations under the terms of the contract with our customer are satisfied. Generally, this occurs with the transfer of control of the asset, which is in line with shipping terms.
Term-based software license revenue
Term-based software license revenue included under product revenue is primarily derived from sale of term-based software licenses that are deployed on the customers’ own servers and have significant standalone functionality. The revenue is recognized upon transfer of control to the customer. The control for term-based software licenses is transferred at the later of delivery to the customer or the software license start date. Term-based software license revenue is immaterial for the three and nine month periods ended September 30, 2020 and September 30, 2021.
Subscription and Maintenance and support services revenue
Subscription revenue is derived from a subscription-based enterprise licensing model with contract terms typically ranging from one to two years and consists of subscription fees from the licensing of Subscription services. Subscription services revenue is immaterial for the three and nine month periods ended September 30, 2020 and September 30, 2021. The hosted on-demand service arrangements do not provide customers with the right to take possession of the software supporting the hosted services. Services revenue includes maintenance and support activities related to term-based software licenses. Support revenue is derived from ongoing security updates, upgrades, bug fixes, and maintenance. A time-elapsed method is used to measure progress because the Company transfers control evenly over the contractual period. Accordingly, the fixed consideration related to these revenues is generally recognized on a straight-line basis over the contract term beginning on the date access is provided.
Cost of Revenue
Cost of revenue consists primarily of costs related to raw materials, freight and delivery, product warranty, and personnel costs (salaries, bonuses, benefits, and stock-based compensation). Personnel costs in cost of revenue include both direct labor costs as well as costs attributable to any individuals whose activities relate to the procurement, installment and delivery of the finished product and services. Deferred cost of revenue results from the timing differences between the costs incurred in advance of the satisfaction of all revenue recognition criteria consistent with our revenue recognition policy.
Warranty
We provide standard assurance type warranties with our Voyager Trackers for periods generally ranging from five to ten years. We record a provision for estimated warranty expenses, net of amounts recoverable from manufacturers, to cost of sales when we recognize revenue. These estimates are based on our historical experience and forward-looking factors including the expected nature and frequency of product failure rates and costs to address future claims. These estimates are inherently uncertain given our relatively short history of sales and changes to our historical or projected warranty experience may result in material changes to our warranty reserve in the future. We do not maintain general or unspecified reserves; all warranty reserves are related to specific projects. All actual or estimated costs incurred in subsequent periods are charged to those established reserves.
Remaining Performance Obligations
Remaining performance obligations relate to contracts that have original expected durations of one year or less. Therefore, the transaction price allocated to performance obligations that are unsatisfied or partially satisfied as of the end of the reporting period are not required to be disclosed under ASC 606.

Revenue Recognition
Effective January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, (Topic 606), as amended (“ASC 606”) using full retrospective approach. The Company recognizes revenue from the sale of Voyager Single-Axis Solar Tracker (the “Voyager Tracker”), software, and engineering services. Revenue from engineering services is immaterial for the years ended December 31, 2020 and 2019. The Company recognizes revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process, (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when or as the Company satisfies a performance obligation, as further described below.
Identify the contract with a customer: A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the products and services to be transferred and identifies the payment terms related to these products and services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for products and services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. In assessing the recognition of revenue, the Company also evaluates whether two or more contracts should be combined and accounted for as one contract and if the combined or single contract should be accounted for as multiple performance obligations which could change the amount of revenue and profit (loss) recorded in a period. Change orders may include changes in specifications or design, manner of performance, equipment, materials, scope of work, and/or the period of completion of the project. The Company analyzes its change orders to determine if they should be accounted for as a modification to an existing contract or a new stand-alone contract.
The Company’s change orders are generally modifications to existing contracts and are included in the total estimated contract revenue when it is probable that the change order will result in additional value that can be reliably estimated and realized.
Identify the performance obligations in the contract: The Company enters into contracts that can include various combinations of products and services, which are either capable of being distinct and accounted for as separate performance obligations or as one performance obligation, as the majority of tasks and services is part of a single project or capability. However, determining whether products or services are considered distinct performance obligations that should be accounted for separately versus together may sometimes require significant judgment. Performance obligations include the sale of Voyager Tracker, customized components of Voyager Tracker, sale of individual parts of Voyager Tracker for certain specific transactions, shipping and handling services, sale of term-based software licenses, maintenance, and support services in connection with the term-based software licenses and sale of software as a service subscription (“Subscription services”)
Determine the transaction price: The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring services to the customer. Such amounts are typically stated in the customer contract and to the extent that the Company identifies variable consideration, the Company estimates the variable consideration at the onset of the arrangement as long as it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. None of the Company’s contracts contain a significant financing component. Taxes collected from customers and remitted to governmental authorities are not included in revenue. The majority of the Company’s contracts do not contain variable consideration provisions as a continuation of the original contract.
Allocate the transaction price to performance obligations in the contract: Once the Company has determined the transaction price, the total transaction price is allocated to each performance obligation in a manner depicting the amount of consideration to which the Company expects to be entitled in exchange for transferring the good(s) or service(s) to the customer. The Company allocates the transaction price to each performance obligation identified in the contract on a relative standalone selling price basis.
The Company uses the expected cost-plus margin approach based on hardware, labor, and related overhead cost to estimate the standalone selling price of the Voyager Tracker, customized components of Voyager Tracker, and individual parts of Voyager Tracker for certain specific transactions. The Company uses the adjusted market assessment approach for all other performance obligations except shipping, handling, and logistics. For shipping, handling, and logistics performance obligation, the Company uses residual approach to calculate the standalone selling price, because of the nature of highly variable and broad range of prices it charges to various customers for this performance obligation in the contracts.
Recognize revenue when or as the Company satisfies a performance obligation: For each performance obligation identified, we determine at contract inception whether we satisfy the performance obligation over time or at a point in time. The Company’s performance obligations for the customer specific Voyager Tracker and customized components of Voyager Tracker are satisfied over-time as the work progresses because the Company’s performance does not create an asset with an alternative use to the Company, due to the highly customized nature of the product, and the Company has an enforceable right to payment for performance completed to date. The Company’s performance obligation for shipping and handling services is satisfied over-time as the services are delivered over the term of the contract. The Company’s subscription services sales/ other services are recognized on a straight-line basis over the contract period. The Company’s performance obligations for individual part sales for certain specific transactions are recognized point-in-time as and when control transfers based on the Incoterms for the contract. The Company’s performance obligations for term-based software licenses are recognized point-in-time as and when control transfers based on delivery of license.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recently Adopted Accounting Standards
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The Company adopted ASU 2019-12 in the first quarter of 2021, and the adoption had no material impact to the Company’s consolidated financial statements.
New Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes the impairment model for most financial assets and requires the use of an expected loss model in place of the currently used incurred loss method. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The Company is currently evaluating the impact that the adoption of ASU 2016-13 will have on its condensed consolidated financial statements and the Company plans to adopt effective January 1, 2023.
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This standard provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. Entities may apply this ASU upon issuance through December 31, 2022 on a prospective basis. The Company is currently evaluating the impact this adoption will have on the Company’s condensed consolidated financial statements and will apply this guidance to transactions and modifications of these arrangements as appropriate.

Recent Accounting Pronouncements
Recently Adopted Accounting Standards
In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”). ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The Company adopted the new standard effective January 1, 2020. The impact of adoption was not material to the Company’s Consolidated Financial Statements.
New Accounting Pronouncements Not Yet Adopted
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The guidance is effective for the Company for its fiscal year beginning after December 15, 2021, to the extent the Company remains an emerging growth company, and early adoption is permitted. The Company is currently assessing the impact that the adoption of ASU 2019-12 will have on its consolidated financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes the impairment model for most financial assets and requires the use of an expected loss model in place of the currently used incurred loss method. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The update to the standard is effective for the Company for its fiscal year beginning after December 15, 2022, to the extent the Company remains an emerging growth company, and early adoption is permitted. The Company does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements.